Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Communication Services (6.6%)
	Alphabet Inc. Class A	10,543,320	1,858,049
	Alphabet Inc. Class C	4,343,018	770,408
*	Baidu Inc. ADR	7,215,071	618,764
	Walt Disney Co.	4,552,650	564,574
	Meta Platforms Inc. Class A	518,050	382,368
	Universal Music Group NV	6,550,729	212,509
*	Spotify Technology SA	193,775	148,691
*	Netflix Inc.	110,100	147,438
	T-Mobile US Inc.	329,000	78,388
*	Live Nation Entertainment Inc.	494,010	74,734
*	Charter Communications Inc. Class A	123,000	50,284
*	Altice USA Inc. Class A	4,710,800	10,081
	Nintendo Co. Ltd.	17,500	1,681
	Comcast Corp. Class A	29,200	1,042
			4,919,011
Consumer Discretionary (12.3%)
*	Tesla Inc.	4,929,900	1,566,032
	Alibaba Group Holding Ltd. ADR	12,386,417	1,404,744
	Sony Group Corp. ADR	44,357,887	1,154,636
*	Amazon.com Inc.	5,146,050	1,128,992
	Ross Stores Inc.	7,552,900	963,599
	TJX Cos. Inc.	7,359,700	908,849
	Royal Caribbean Cruises Ltd.	1,666,047	521,706
*,1	Mattel Inc.	23,143,538	456,391
*	Flutter Entertainment plc	1,117,467	319,327
[1,2]	Whirlpool Corp.	3,128,052	317,247
	NIKE Inc. Class B	1,329,000	94,412
	eBay Inc.	1,154,640	85,975
*	Carnival Corp.	2,054,065	57,760
*	Burlington Stores Inc.	247,700	57,625
*	Viking Holdings Ltd.	877,373	46,755
*	Victoria's Secret & Co.	1,972,333	36,528
	Newell Brands Inc.	5,725,000	30,915
	Marriott International Inc. Class A	97,000	26,501
	Bath & Body Works Inc.	339,300	10,165
*	Ulta Beauty Inc.	21,000	9,824
	Dick's Sporting Goods Inc.	14,400	2,849
			9,200,832
Consumer Staples (1.0%)
*	Dollar Tree Inc.	2,271,600	224,979
	Sysco Corp.	2,569,133	194,586
*	US Foods Holding Corp.	2,520,500	194,104
	Philip Morris International Inc.	616,300	112,247
	Altria Group Inc.	200,000	11,726
	Walmart Inc.	109,600	10,717
	Tyson Foods Inc. Class A	115,000	6,433
	Coca-Cola Co.	30,700	2,172
			756,964
Energy (2.1%)
	Hess Corp.	4,822,400	668,095
	ConocoPhillips	4,333,900	388,924
	Exxon Mobil Corp.	2,799,527	301,789
	EOG Resources Inc.	1,523,200	182,190
*	Transocean Ltd. (XNYS)	10,015,000	25,939
	Schlumberger NV	131,400	4,442
			1,571,379

		Shares	Market Value ($000)
Financials (8.9%)
	Charles Schwab Corp.	12,129,322	1,106,679
	JPMorgan Chase & Co.	3,525,800	1,022,165
	Wells Fargo & Co.	12,183,547	976,146
	Visa Inc. Class A	2,668,783	947,551
	Raymond James Financial Inc.	4,237,709	649,938
	Marsh & McLennan Cos. Inc.	1,806,216	394,911
	Northern Trust Corp.	2,913,900	369,453
*	PayPal Holdings Inc.	3,365,400	250,117
	CME Group Inc.	812,368	223,905
	Mastercard Inc. Class A	386,500	217,190
	Progressive Corp.	763,460	203,737
	Citigroup Inc.	1,795,000	152,790
	Bank of America Corp.	1,660,632	78,581
	Fidelity National Information Services Inc.	611,500	49,782
			6,642,945
Health Care (25.1%)
	Eli Lilly & Co.	7,404,424	5,771,971
*	Boston Scientific Corp.	23,474,689	2,521,416
	Amgen Inc.	6,724,886	1,877,655
	AstraZeneca plc ADR	26,714,208	1,866,789
*,1	Biogen Inc.	9,003,901	1,130,800
	Novartis AG ADR	7,368,045	891,607
[2]	GSK plc ADR	19,891,050	763,816
	Thermo Fisher Scientific Inc.	1,548,399	627,814
	Bristol-Myers Squibb Co.	12,586,680	582,637
*,2	BeOne Medicines Ltd. ADR	2,305,190	558,017
*	BioMarin Pharmaceutical Inc.	5,760,810	316,672
	Roche Holding AG	896,345	292,585
*	Elanco Animal Health Inc. (XNYS)	20,363,939	290,797
	Danaher Corp.	1,026,414	202,758
	Zimmer Biomet Holdings Inc.	2,187,760	199,546
	Stryker Corp.	396,642	156,923
	CVS Health Corp.	2,100,920	144,921
*	Edwards Lifesciences Corp.	1,774,579	138,790
	Abbott Laboratories	656,750	89,325
	Agilent Technologies Inc.	730,416	86,196
	UnitedHealth Group Inc.	257,283	80,265
	Alcon AG	885,223	78,148
*	IQVIA Holdings Inc.	347,123	54,703
	Sanofi SA ADR	895,000	43,237
[3]	Siemens Healthineers AG	721,300	40,043
	Medtronic plc	410,830	35,812
	Sandoz Group AG	106,200	5,820
*	Waters Corp.	10,307	3,598
*	Zimvie Inc.	27,100	253
			18,852,914
Industrials (13.1%)
	Siemens AG (Registered)	7,135,522	1,832,818
	FedEx Corp.	6,721,008	1,527,752
*	United Airlines Holdings Inc.	10,421,303	829,848
	Southwest Airlines Co.	25,463,478	826,035
	Airbus SE	3,198,469	669,122
	TransDigm Group Inc.	376,616	572,697
	Delta Air Lines Inc.	11,457,190	563,465
	Caterpillar Inc.	1,156,300	448,887
*	American Airlines Group Inc.	24,237,513	271,945
	Textron Inc.	2,972,000	238,622
	Union Pacific Corp.	941,300	216,574
	Norfolk Southern Corp.	836,451	214,106
	Otis Worldwide Corp.	2,036,200	201,625
*	Alaska Air Group Inc.	3,265,070	161,556
	United Parcel Service Inc. Class B (XNYS)	1,543,670	155,818
	Carrier Global Corp.	2,119,269	155,109
	Booz Allen Hamilton Holding Corp.	1,185,588	123,455
	General Dynamics Corp.	412,740	120,380
	Rockwell Automation Inc.	289,482	96,157
	AMETEK Inc.	526,997	95,365
	JB Hunt Transport Services Inc.	515,900	74,083

		Shares	Market Value ($000)
*	Boeing Co.	320,200	67,092
	CSX Corp.	1,953,800	63,753
	RTX Corp.	376,870	55,031
	General Electric Co.	187,700	48,312
	nVent Electric plc	600,000	43,950
	Deere & Co.	73,700	37,476
	Ryanair Holdings plc ADR	602,522	34,748
*	Lyft Inc. Class A	1,835,000	28,920
	WillScot Holdings Corp.	842,300	23,079
*	Uber Technologies Inc.	166,400	15,525
			9,813,305
Information Technology (28.3%)
	Microsoft Corp.	5,671,100	2,820,862
	KLA Corp.	2,826,080	2,531,433
	Micron Technology Inc.	19,618,628	2,417,996
	NVIDIA Corp.	13,815,000	2,182,632
	Texas Instruments Inc.	8,649,452	1,795,799
	Oracle Corp.	8,046,270	1,759,156
*	Adobe Inc.	3,035,657	1,174,435
	Intel Corp.	49,052,008	1,098,765
	Intuit Inc.	936,400	737,537
	NetApp Inc.	6,859,521	730,882
	Analog Devices Inc.	2,457,980	585,048
	Apple Inc.	1,705,000	349,815
	QUALCOMM Inc.	2,072,956	330,139
	Cisco Systems Inc.	4,371,279	303,279
	HP Inc.	11,409,096	279,066
	Hewlett Packard Enterprise Co.	12,904,348	263,894
	Infineon Technologies AG	4,382,668	187,017
	Teradyne Inc.	1,857,305	167,009
	Entegris Inc.	1,945,791	156,928
	Marvell Technology Inc.	1,983,039	153,487
	Telefonaktiebolaget LM Ericsson ADR	17,794,469	150,897
*	Autodesk Inc.	464,200	143,702
*	Palo Alto Networks Inc.	626,590	128,225
	Applied Materials Inc.	653,296	119,599
	Corning Inc.	2,070,300	108,877
	Broadcom Inc.	390,948	107,765
	Salesforce Inc.	330,250	90,056
	Jabil Inc.	376,000	82,006
*	Okta Inc.	744,201	74,398
	Western Digital Corp.	675,000	43,193
	Dell Technologies Inc. Class C	273,900	33,580
*	Synopsys Inc.	58,500	29,992
*	Keysight Technologies Inc.	179,500	29,413
*	Advanced Micro Devices Inc.	104,700	14,857
*	Sandisk Corp.	230,000	10,431
*	Gartner Inc.	23,000	9,297
*	Unity Software Inc.	200,000	4,840
*	Arista Networks Inc.	16,000	1,637
*	Fortinet Inc.	7,000	740
*	Nice Ltd. ADR	1,250	211
			21,208,895
Materials (1.2%)
*	Glencore plc	59,124,156	230,386
	Linde plc	426,500	200,105
	Albemarle Corp.	1,889,794	118,433
	DuPont de Nemours Inc.	1,593,716	109,313
	Dow Inc.	3,724,229	98,617
	Freeport-McMoRan Inc.	2,039,900	88,430
	Corteva Inc.	921,250	68,661
			913,945
Real Estate (0.0%)
	Welltower Inc.	279,681	42,995
Total Common Stocks (Cost $26,460,490)			73,923,185

		Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.355% (Cost $1,035,177)	10,354,752	1,035,371
Total Investments (100.0%) (Cost $27,495,667)			74,958,556
Other Assets and Liabilities—Net (0.0%)			(5,868)
Net Assets (100%)			74,952,688
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,719.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $40,043, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $57,382 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,451,204	3,471,981	—	73,923,185
Temporary Cash Investments	1,035,371	—	—	1,035,371
Total	71,486,575	3,471,981	—	74,958,556

D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Biogen Inc.	1,779,413	4,990	31,320	(18,699)	(603,584)	—	—	1,130,800
Mattel Inc.	479,314	—	35,312	(6,324)	18,713	—	—	456,391
Vanguard Market Liquidity Fund	1,542,020	NA1	NA1	28	(178)	38,659	—	1,035,371
Whirlpool Corp.	335,748	649	1,980	(737)	(16,433)	—	—	317,247
Total	4,136,495	5,639	68,612	(25,732)	(601,482)	38,659	—	2,939,809
1	Not applicable—purchases and sales are for temporary cash investment purposes.